CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, Waddell & Reed InvestEd Portfolios, Inc. (1933 Act File No. 333-64172; 1940 Act File No. 811-10431) ("Registrant") hereby certifies that (a) that the form of Prospectus used with respect to the Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 9 ("Amendment No. 9") to its Registration Statement on Form N-1A, which is Registrant's most recent post-effective amendment, and (b) Amendment No. 9 was filed electronically.

WADDELL & REED INVESTED
PORTFOLIOS, INC.

Dated: April 11, 2008	By:	/s/Kristen A. Richards
Kristen A. Richards
Vice President, Assistant Secretary and
Associate General Counsel